OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Financial assets
Deposits paid to suppliers	¥ 1,320,448		¥ 691,786
Dividends receivable	373,252		412,736
Receivables from disposal of assets			20,950
Entrusted loans and loans receivable from third parties	1,466,236		1,530,452
Entrusted loans and loans receivable from related parties	1,324,016		1,264,423
Recoverable reimbursement for freight charges	251,113		381,866
Receivable from disposal of aluminium capacity quota			538,655
Other financial assets	693,068		1,365,951
Financial assets included in other current assets	5,428,133		6,206,819
Financial assets included in other current assets, net of provision for impairment	2,274,907		3,982,308
Advances to employees			17,043
Deductible input value added tax receivables	529,760		1,379,288
Prepaid income tax	59,578		116,574
Prepayments to related parties for purchases	144,098		78,724
Prepayments to suppliers for purchases and others	870,762		726,487
Other receivables	74,221		49,598
Other current assets, excluded financial assets	1,678,419		2,367,714
Less: impairment allowance			(1,621)
Other current assets, excluded financial assets, net of provision for impairment	1,678,419		2,366,093
Total other current assets	3,953,326	$ 620,363	6,348,401
USD
Financial assets
Other receivables	99,000		152,000
Other current assets [member]
Financial assets
Less: impairment allowance	¥ (3,153,226)		¥ (2,224,511)